Fair Value of Financial Instruments (Details) (Fair Value, Measurements, Recurring [Member], Fair Value, Inputs, Level 1 [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Total Index Series [Member]
Investments
Assets, Fair value	$ 241,078,989	$ 245,058,372
Total Index Series [Member] | Futures contracts [Member]
Equity in broker trading account
Equity in broker trading account, Fair value	(660,454)	(7,034,079)
Total Index Series [Member] | Government-sponsored enterprise securities [Member]
Investments
Investments, Fair value	219,959,160	245,980,900
Total Index Series [Member] | Mutual funds [Member]
Investments
Investments, Fair value	10,000,554	5,920,265
Total Index Series [Member] | Money market funds [Member]
Cash and cash equivalents
Cash and cash equivalents, Fair value	11,779,729	191,286
Agricultural Sector Series [Member]
Investments
Assets, Fair value	9,760,430	10,126,986
Agricultural Sector Series [Member] | Futures contracts [Member]
Equity in broker trading account
Equity in broker trading account, Fair value	(447,627)	(218,253)
Agricultural Sector Series [Member] | Government-sponsored enterprise securities [Member]
Investments
Investments, Fair value	9,698,930	9,498,975
Agricultural Sector Series [Member] | Mutual funds [Member]
Investments
Investments, Fair value	200,000	846,264
Agricultural Sector Series [Member] | Money market funds [Member]
Cash and cash equivalents
Cash and cash equivalents, Fair value	309,127
Total RICI Linked - PAM Advisors Fund, LLC [Member]
Investments
Assets, Fair value	250,839,419	255,185,358
Total RICI Linked - PAM Advisors Fund, LLC [Member] | Futures contracts [Member]
Equity in broker trading account
Equity in broker trading account, Fair value	(1,108,081)	(7,252,332)
Total RICI Linked - PAM Advisors Fund, LLC [Member] | Government-sponsored enterprise securities [Member]
Investments
Investments, Fair value	229,658,090	255,479,875
Total RICI Linked - PAM Advisors Fund, LLC [Member] | Mutual funds [Member]
Investments
Investments, Fair value	10,200,554	6,766,529
Total RICI Linked - PAM Advisors Fund, LLC [Member] | Money market funds [Member]
Cash and cash equivalents
Cash and cash equivalents, Fair value	$ 12,088,856	$ 191,286